UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:        $160,816
                                              (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                               Contrarian Capital Management, L.L.C.
                                                         December 31, 2011
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5        COL 6   COL 7             COLUMN 8

                                                          VALUE      SHS OR   SH/ PUT/  INVSMT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT  PRN CALL  DSCRTN  MGRS    SOLE      SHARED      NONE
ABITIBIBOWATER INC            COM NEW          003687209   8,335      572,847 SH        SOLE    NONE      572,847
ACCURIDE CORP NEW             COM NEW          00439T206     520       73,095 SH        SOLE    NONE       73,095
AVIS BUDGET GROUP             COM              053774105     823       76,785 SH        SOLE    NONE       76,785
BANK OF AMERICA CORPORATION   COM              060505104  12,131    2,181,826 SH        SOLE    NONE    2,181,826
BARRICK GOLD CORP             COM              067901108     453       10,000 SH        SOLE    NONE       10,000
BEAZER HOMES USA INC          COM              07556Q105     210       84,825 SH        SOLE    NONE       84,825
BROOKDALE SR LIVING INC       COM              112463104   1,361       78,249 SH        SOLE    NONE       78,249
CAL DIVE INTL INC DEL         COM              12802T101     527      234,056 SH        SOLE    NONE      234,056
CEDAR FAIR L P                DEPOSITRY UNIT   150185106   1,475       68,625 SH        SOLE    NONE       68,625
CHARTER COMMUNICATIONS INC D  CL A NEW         16117M305  51,523      904,861 SH        SOLE    NONE      904,861
CHEMTURA CORP                 COM NEW          163893209   2,122      187,112 SH        SOLE    NONE      187,112
CVR ENERGY INC                COM              12662P108   4,374      233,528 SH        SOLE    NONE      233,528
DANA HLDG CORP                COM              235825205     239       19,646 SH        SOLE    NONE       19,646
DELTA AIR LINES INC DEL       COM NEW          247361702   9,058    1,119,653 SH        SOLE    NONE    1,119,653
EMPRESA DIST Y COMERCIAL NOR  SPON ADR         29244A102   1,235      234,800 SH        SOLE    NONE      234,800
ENDEAVOUR INTL CORP           COM NEW          29259G200     385       44,320 SH        SOLE    NONE       44,320
GENERAL MTRS CO               COM              37045V100   6,725      331,792 SH        SOLE    NONE      331,792
GRACE W R & CO DEL NEW        COM              38388F108     710       15,460 SH        SOLE    NONE       15,460
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100  32,320      994,779 SH        SOLE    NONE      994,779
MARRIOTT INTL INC NEW         CL A             571903202     343       11,770 SH        SOLE    NONE       11,770
NEW YORK TIMES CO             CL A             650111107   6,221      804,800 SH        SOLE    NONE      804,800
NEWS CORP                     CL A             65248E104     955       53,533 SH        SOLE    NONE       53,533
NORDION INC                   COM              65563c105   1,460      174,605 SH        SOLE    NONE      174,605
PAMPA ENERGIA S A             SPONS ADR LVL I  697660207   1,778      165,359 SH        SOLE    NONE      165,359
PARKER DRILLING CO            COM              701081101   1,423      198,410 SH        SOLE    NONE      198,410
ROCK-TENN CO                  CL A             772739207   8,855      153,470 SH        SOLE    NONE      153,470
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S    780097739     163       14,100 SH        SOLE    NONE       14,100
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N   780097770   1,471      131,325 SH        SOLE    NONE      131,325
SUNCOKE ENERGY INC            COM              86722A103   1,151      102,767 SH        SOLE    NONE      102,767
SUNOCO INC                    COM              86764P109   2,471       60,230 SH        SOLE    NONE       60,230